Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment, Net

Note 10:         Property, Plant And Equipment, Net

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2021	332	4,775	169	2,904	8,180
Additions	18	193	45	233	489
Disposals	(89)	(205)	(36)	-	(330)
Foreign currency translation	(4)	1	(2)	-	(5)

Balance as of December 31, 2021	257	4,764	176	3,137	8,334

Balance as of January 1, 2020	301	4,534	124	2,315	7,274
Additions	20	241	73	445	779
Disposals	-	-	(29)	-	(29)
Re-classified from RSU assets	-	-	-	144	144
Foreign currency translation	11	-	1	-	12

Balance as of December 31, 2020	332	4,775	169	2,904	8,180

Accumulated Depreciation

Balance as of January 1, 2021	204	3,092	76	2,178	5,550
Additions	22	483	55	81	641
Disposals	(89)	(204)	(35)	-	(328)
Foreign currency translation	(4)	(1)	(2)	-	(7)

Balance as of December 31, 2021	133	3,370	94	2,259	5,856

Balance as of January 1, 2020	175	2,606	60	2,129	4,970
Additions	18	486	44	49	597
Disposals	-	-	(29)	-	(29)
Foreign currency translation	11	-	1	-	12

Balance as of December 31, 2020	204	3,092	76	2,178	5,550

Carrying amounts of all fixed asset items
December 31, 2021	124	1,394	82	878	2,478
December 31, 2020	128	1,683	93	726	2,630